Submission	Jan. 22, 2026
Submission [Line Items]
Central Index Key	0002105930
Registrant Name	ARK CoinDesk 20 ex-Bitcoin Crypto ETF
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A